Label	Element	Value
BP Capital TwinLine Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BP Capital TwinLine Energy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BP Capital TwinLine Energy Fund (the “BP Energy Fund” or the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 37 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑53 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 1,000,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in publicly traded equity and debt securities of U.S. energy companies.  The Advisor considers U.S. energy companies to be companies operating in the United States in a capacity related to the supply, transportation, production, transmission and demand of energy, also known as the energy value chain.  Primary categories of the energy value chain include:

•
Energy Companies (Supply-side oriented) – companies across the energy supply chain spectrum, including upstream, midstream and downstream energy companies (i.e., companies engaged in exploration and production; gathering, transporting and processing, and marketing and distribution, respectively), of various energy sources such as natural gas, crude oil, refined products, coal and electricity, as well as companies that provide services to oil and gas companies.

•
Industrial Companies – energy-intensive chemical, metal, industrial and manufacturing companies and engineering and construction companies that the Advisor expects to benefit from growing U.S. energy production and lower feedstock costs relative to global costs.

•
Infrastructure Companies – companies which design, manufacture, install, own, operate or service equipment or assets that enable the connectivity of energy supply and demand or provide technology and engineering solutions to industrial, commercial and consumer markets. Examples: a manufacturer of liquefied natural gas products for locomotives powered by natural gas, and engines that primarily use natural gas and alternative fuels to power school buses and refuse collection trucks; and a specialty energy infrastructure contractor that provides engineering, procurement and construction services to the oil, gas, refinery, petrochemical and power industries.

•
Transportation and Logistics Companies – companies that provide solutions for transportation and logistics to the U.S. manufacturing industry. Examples: industries greatly affected by energy costs, such as trucking, railroads and airlines.

The Fund may invest up to 25% of its total assets in securities of energy related master limited partnerships (“MLPs”).  MLPs are generally energy or natural resource-related companies.  The Fund may invest in companies of any market capitalization size including a company’s first offering of stock to the public in an initial public offering (“IPO”).  In addition, the Advisor may utilize derivatives on stocks, indices, interest rates, debt securities or currencies to seek to enhance the Fund’s return and attempt to limit downside risk.  Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts.

The Fund may invest up to 25% of its total assets in debt securities, preferred stock and convertible securities of energy renaissance companies, provided that such securities are rated, at the time of investment, at least B3 by Moody’s Investors Service, Inc., B- by Standard & Poor’s or Fitch Ratings, or a comparable rating by another nationally recognized statistical rating organization or with respect to up to 10% of its total assets in debt securities, preferred shares and convertible securities, have lower ratings or are unrated at the time of investment.  These debt securities are commonly referred to as “high yield” securities or “junk bonds” and are regarded as predominantly speculative with respect to an issuer’s capacity to pay interest and repay principal in accordance with the terms of its obligations, and involve higher default risk than investment-grade bonds.  The Fund may invest in debt securities of any maturity or duration.

The Advisor uses a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment.  The Advisor may sell all or a portion of a position of the Fund’s portfolio holding for a number reasons including: (1) the issuer’s fundamentals deteriorate; (2) the parameters established for the security’s profits or losses are realized; or (3) the Fund requires cash to meet redemption request.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund.  There can be no assurance that the Fund will achieve its investment objective.

•
Cash Flow Risk.  The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs.  The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations.  Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations.  The Fund periodically will distribute more than its income and net realized capital gains; therefore, a portion of a shareholder’s distribution would be a return of capital.  A return of capital may occur when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder.  A return of capital represents a return of a shareholder’s original investment in Fund shares (net of fees paid thereon), and should not be confused with a dividend from earnings and profits.

•
Commodity Price Risk.  MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities.  Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

•
Credit Risk.  If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

•
Derivatives Risk.  Using derivatives can have a leveraging effect and increase Fund volatility.  Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments.  Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.  A small investment in derivatives could have a potentially large impact on the Fund’s performance.  Recent legislation in the United States calls for new regulation of the derivatives markets.  The extent and impact of the regulation are not yet fully known and may not be for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

•
Energy Sector Focus Risk.  The Fund focuses its investments in the energy sector which is comprised of energy, industrial, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector.  The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole.  Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets.  Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability.  Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

•
Equity Risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•
Fixed Income Securities Risk.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.  Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than higher rated securities. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Futures Risk.  The Fund’s use of futures contracts (and related options) exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•
High Yield (“Junk”) Bond Risk.  High yield bonds are debt securities rated below investment grade (often called “junk bonds”).  Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

•
IPO Risk.  The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•	Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•
Leveraging Risk.  Certain Fund transactions, including futures contracts and short positions in financial instruments, may give rise to a form of leverage.  Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile.  Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets.  The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

•
Liquidity Risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

•
Management and Strategy Risk.  The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.  Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Master Limited Partnership Risk.  Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.  Certain MLP securities may trade in lower volumes due to their smaller capitalizations.  Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.  Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities.  MLPs are generally considered interest-rate sensitive investments.  During periods of interest rate volatility, these investments may not provide attractive returns.

•
MLP Tax Risk.  A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income.  The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain.  Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

•
Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Limited Operating History. The Fund has a limited operating history. As a result, prospective investors have a short track record or history on which to base their investment decisions.

•
Options Risk.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.  If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.  Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.  To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

•
RIC Qualification Risk.  To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships.  The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships.  If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC.  If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

•
Small-Cap and Mid-Cap Company Risk.  The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general.  In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund’s total returns from year to year.  The bar chart below only illustrates the returns for the Fund’s Class I shares.  The returns for the Fund’s Class A and Class C shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Class I shares, depending on the fees and expenses of the Class A and Class C shares.  The table below illustrates the Fund’s average annual total returns for the 1 year period and since inception period compared with that of a broad-based securities market index and secondary indices.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.bpcfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bpcfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BP Capital TwinLine Energy Fund, Class I Shares Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	2Q, 2016	14.19%

Lowest Quarterly Return:	3Q, 2015	-25.53%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are only illustrated for the Fund’s Class I shares. After-tax returns for the Fund’s Class A and Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Class A and Class I shares commenced operations on December 31, 2013.  Class C shares commenced operations on February 27, 2015.  Performance shown prior to February 27, 2015 for Class C shares reflects the performance of Class I shares restated to reflect Class C sales loads and expenses.

After-tax returns in the table above are only illustrated for the Fund’s Class I shares.  After-tax returns for the Fund’s Class A and Class C shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2016
BP Capital TwinLine Energy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
BP Capital TwinLine Energy Fund | S&P 500 Energy Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Energy Sector Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
BP Capital TwinLine Energy Fund | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
BP Capital TwinLine Energy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,659
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
BP Capital TwinLine Energy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 344
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,746
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	41.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015
BP Capital TwinLine Energy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,900
Annual Return 2014	rr_AnnualReturn2014	(1.75%)
Annual Return 2015	rr_AnnualReturn2015	(24.41%)
Annual Return 2016	rr_AnnualReturn2016	43.33%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	43.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
BP Capital TwinLine Energy Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	43.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
BP Capital TwinLine Energy Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares - Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.47%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
[2]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.